SEGMENT - Summary of Segment Reporting (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Profit (loss), attributable to [abstract]
Revenue	$ 1,520,393	$ 1,443,351	$ 619,532
Operating expenses	(215,968)	(202,098)	(190,471)
Profit from sale of vessels	50,377	10,165	0
Administrative expenses	(82,932)	(55,005)	(51,542)
Other operating income and expenses	6,355	5,992	414
Share of profit/(loss) from joint ventures	0	152	(104)
Impairment losses on tangible assets	0	(2,647)	(4,645)
Depreciation and amortization	(149,311)	(139,023)	(130,851)
Operating profit (EBIT)	698,601	601,419	1,396
Financial income	14,259	4,037	241
Financial expenses	(60,858)	(48,793)	(42,382)
Profit/(loss) before tax	652,002	556,663	(40,745)
Tax	(4,035)	5,911	(1,344)
Net profit/(loss) for the year	647,967	562,574	(42,089)
Intangible assets
Goodwill	1,795	1,835	0
Other intangible assets	1,852	1,941	0
Total intangible assets	3,647	3,776	0
Tangible fixed assets
Land and buildings	5,500	3,814	4,824
Vessels and capitalized dry-docking	2,070,189	1,855,903	1,937,791
Prepayments on vessels	85,975	0	11,996	$ 12,000
Other non-current assets under construction	4,161	0	0
Other plant and operating equipment	4,353	5,573	6,327
Financial assets
Investments in joint ventures	76	76	1,473
Loan receivables	4,523	4,570	4,617
Deferred tax asset	5,600	8,000	700
Other investments	1	197	1
Total financial assets	5,032	5,398	6,742
Total non-current assets	2,178,857	1,874,464	1,967,680
Current assets
Inventories	61,744	72,033	48,812
Trade receivables	211,015	259,479	83,968
Other receivables	60,502	74,026	39,966
Prepayments	15,186	10,371	5,624
Cash and cash equivalents incl. restricted cash	295,628	323,803	171,733
Current assets excluding assets held for sale	644,075	739,712	350,103
Non-current assets or disposal groups classified as held for sale or as held for distribution to owners	47,200
Total current assets	691,290	739,712	363,319
TOTAL ASSETS	2,870,147	2,614,176	2,330,999
EQUITY AND LIABILITIES
Equity	1,665,983	1,503,674	1,052,180	$ 1,017,469
Non-current liabilities
Non-current tax liability related to held-over gains	45,176	45,176	45,176
Deferred tax liability	8,800	13,500	0
Borrowings	886,897	849,818	926,450
Other non-current liabilities	3,015	3,038	0
Total non-current liabilities	938,668	904,114	971,626
Current liabilities
Borrowings	172,665	117,107	208,951
Trade payables	43,053	48,502	35,332
Current tax liabilities	650	1,953	929
Other liabilities	45,197	31,141	43,681
Provisions	564	6,800	18,300
Prepayments from customers	3,367	885	0
Total current liabilities	265,496	206,388	307,193
Total liabilities	1,204,164	1,110,502	1,278,819
TOTAL EQUITY AND LIABILITIES	2,870,147	2,614,176	$ 2,330,999
Operating segment
Profit (loss), attributable to [abstract]
Revenue	1,520,400	1,443,400
Port expenses, bunkers, and commissions	(407,600)	(458,900)
Other cost of goods and services sold	(22,700)	(600)
Operating expenses	(216,000)	(202,100)
Profit from sale of vessels	50,400	10,200
Administrative expenses	(82,900)	(55,000)
Other operating income and expenses	6,300	5,800
Share of profit/(loss) from joint ventures	0	200
Impairment losses on tangible assets	0	(2,600)
Depreciation and amortization	(149,300)	(139,000)
Operating profit (EBIT)	698,600	601,400
Financial income	14,300	4,100
Financial expenses	(60,900)	(48,800)
Profit/(loss) before tax	652,000	556,700
Tax	(4,000)	5,900
Net profit/(loss) for the year	648,000	562,600
Intangible assets
Goodwill	1,800	1,800
Other intangible assets	1,800	2,000
Total intangible assets	3,600	3,800
Tangible fixed assets
Land and buildings	5,500	3,800
Vessels and capitalized dry-docking	2,070,200	1,855,900
Prepayments on vessels	86,000	0
Other non-current assets under construction	4,200	0
Other plant and operating equipment	4,400	5,600
Total tangible fixed assets	2,170,300	1,865,300
Financial assets
Investments in joint ventures	100	100
Loan receivables	4,500	4,600
Deferred tax asset	400	500
Other investments	0	200
Total financial assets	5,000	5,400
Total non-current assets	2,178,900	1,874,500
Current assets
Inventories	61,700	72,000
Trade receivables	211,000	259,500
Other receivables	60,500	74,000
Prepayments	15,200	10,400
Cash and cash equivalents incl. restricted cash	295,600	323,800
Current assets excluding assets held for sale	644,000	739,700
Non-current assets or disposal groups classified as held for sale or as held for distribution to owners	47,200	0
Total current assets	691,200	739,700
TOTAL ASSETS	2,870,100	2,614,200
EQUITY AND LIABILITIES
Equity	1,666,000	1,503,700
Non-current liabilities
Non-current tax liability related to held-over gains	45,200	45,200
Deferred tax liability	3,600	6,100
Borrowings	886,900	849,800
Other non-current liabilities	3,000	3,000
Total non-current liabilities	938,700	904,100
Current liabilities
Borrowings	172,700	117,100
Trade payables	43,000	48,500
Current tax liabilities	600	2,000
Other liabilities	45,200	31,100
Provisions	600	6,800
Prepayments from customers	3,300	900
Total current liabilities	265,400	206,400
Total liabilities	1,204,100	1,110,500
TOTAL EQUITY AND LIABILITIES	2,870,100	2,614,200
Non-current asset additions during the year:
Total non-current asset additions	612,900	127,700
Operating segment | Goodwill
Non-current asset additions during the year:
Total non-current asset additions	0	1,800
Operating segment | Other intangible assets
Non-current asset additions during the year:
Total non-current asset additions	600	1,800
Operating segment | Land and buildings
Non-current asset additions during the year:
Total non-current asset additions	4,400	1,400
Operating segment | Vessels and capitalized dry-docking
Non-current asset additions during the year:
Total non-current asset additions	516,400	77,200
Operating segment | Prepayments on vessels
Non-current asset additions during the year:
Total non-current asset additions	86,000	43,100
Operating segment | Other non-current assets under construction
Tangible fixed assets
Other non-current assets under construction	4,200	0
Operating segment | Other plant and operating equipment
Non-current asset additions during the year:
Total non-current asset additions	1,300	2,400
Operating segment | Tanker segment
Profit (loss), attributable to [abstract]
Revenue	1,491,400	1,440,400
Port expenses, bunkers, and commissions	(407,600)	(458,900)
Other cost of goods and services sold	0	0
Operating expenses	(216,400)	(202,100)
Profit from sale of vessels	50,400	10,200
Administrative expenses	(76,500)	(52,400)
Other operating income and expenses	6,000	5,800
Share of profit/(loss) from joint ventures	0	200
Impairment losses on tangible assets	0	(2,600)
Depreciation and amortization	(148,200)	(138,700)
Operating profit (EBIT)	699,100	601,900
Financial income	14,300	4,000
Financial expenses	(60,500)	(48,700)
Profit/(loss) before tax	652,900	557,200
Tax	(4,000)	5,900
Net profit/(loss) for the year	648,900	563,100
Intangible assets
Goodwill	0	0
Other intangible assets	900	700
Total intangible assets	900	700
Tangible fixed assets
Land and buildings	4,900	2,800
Vessels and capitalized dry-docking	2,081,700	1,863,400
Prepayments on vessels	86,000	0
Other non-current assets under construction	0	0
Other plant and operating equipment	3,300	4,100
Total tangible fixed assets	2,175,900	1,870,300
Financial assets
Investments in joint ventures	100	100
Loan receivables	4,500	4,600
Deferred tax asset	400	500
Other investments	0	200
Total financial assets	5,000	5,400
Total non-current assets	2,181,800	1,876,400
Current assets
Inventories	58,000	61,100
Trade receivables	206,200	255,700
Other receivables	58,800	72,700
Prepayments	10,700	9,700
Cash and cash equivalents incl. restricted cash	290,700	321,400
Current assets excluding assets held for sale	624,400	720,600
Non-current assets or disposal groups classified as held for sale or as held for distribution to owners	47,200	0
Total current assets	671,600	720,600
TOTAL ASSETS	2,853,400	2,597,000
EQUITY AND LIABILITIES
Equity	1,661,300	1,498,000
Non-current liabilities
Non-current tax liability related to held-over gains	45,200	45,200
Deferred tax liability	3,300	5,800
Borrowings	884,000	844,600
Other non-current liabilities	2,200	2,200
Total non-current liabilities	934,700	897,800
Current liabilities
Borrowings	169,700	115,700
Trade payables	39,600	46,400
Current tax liabilities	600	1,600
Other liabilities	44,800	31,000
Provisions	0	6,500
Prepayments from customers	2,700	0
Total current liabilities	257,400	201,200
Total liabilities	1,192,100	1,099,000
TOTAL EQUITY AND LIABILITIES	2,853,400	2,597,000
Non-current asset additions during the year:
Total non-current asset additions	612,500	129,500
Operating segment | Tanker segment | Goodwill
Non-current asset additions during the year:
Total non-current asset additions	0	0
Operating segment | Tanker segment | Other intangible assets
Non-current asset additions during the year:
Total non-current asset additions	600	600
Operating segment | Tanker segment | Land and buildings
Non-current asset additions during the year:
Total non-current asset additions	4,400	300
Operating segment | Tanker segment | Vessels and capitalized dry-docking
Non-current asset additions during the year:
Total non-current asset additions	520,400	84,700
Operating segment | Tanker segment | Prepayments on vessels
Non-current asset additions during the year:
Total non-current asset additions	86,000	43,100
Operating segment | Tanker segment | Other non-current assets under construction
Tangible fixed assets
Other non-current assets under construction	0	0
Operating segment | Tanker segment | Other plant and operating equipment
Non-current asset additions during the year:
Total non-current asset additions	1,100	800
Operating segment | Marine Exhaust segment
Profit (loss), attributable to [abstract]
Revenue	48,000	5,900
Port expenses, bunkers, and commissions	0	0
Other cost of goods and services sold	(36,600)	(3,000)
Operating expenses	0	0
Profit from sale of vessels	0	0
Administrative expenses	(6,400)	(2,600)
Other operating income and expenses	300	0
Share of profit/(loss) from joint ventures	0	0
Impairment losses on tangible assets	0	0
Depreciation and amortization	(1,100)	(300)
Operating profit (EBIT)	4,200	0
Financial income	0	100
Financial expenses	(400)	(100)
Profit/(loss) before tax	3,800	0
Tax	0	0
Net profit/(loss) for the year	3,800	0
Intangible assets
Goodwill	1,800	1,800
Other intangible assets	900	1,300
Total intangible assets	2,700	3,100
Tangible fixed assets
Land and buildings	600	1,000
Vessels and capitalized dry-docking	0	0
Prepayments on vessels	0	0
Other non-current assets under construction	4,500	0
Other plant and operating equipment	1,100	1,500
Total tangible fixed assets	6,200	2,500
Financial assets
Investments in joint ventures	0	0
Loan receivables	0	0
Deferred tax asset	0	0
Other investments	0	0
Total financial assets	0	0
Total non-current assets	8,900	5,600
Current assets
Inventories	3,700	11,000
Trade receivables	5,000	4,200
Other receivables	1,700	1,300
Prepayments	4,500	700
Cash and cash equivalents incl. restricted cash	4,900	2,400
Current assets excluding assets held for sale	19,800	19,600
Non-current assets or disposal groups classified as held for sale or as held for distribution to owners	0	0
Total current assets	19,800	19,600
TOTAL ASSETS	28,700	25,200
EQUITY AND LIABILITIES
Equity	9,900	6,200
Non-current liabilities
Non-current tax liability related to held-over gains	0	0
Deferred tax liability	300	300
Borrowings	2,900	5,200
Other non-current liabilities	800	800
Total non-current liabilities	4,000	6,300
Current liabilities
Borrowings	3,000	1,400
Trade payables	3,400	3,500
Current tax liabilities	0	400
Other liabilities	500	300
Provisions	600	300
Prepayments from customers	7,300	6,800
Total current liabilities	14,800	12,700
Total liabilities	18,800	19,000
TOTAL EQUITY AND LIABILITIES	28,700	25,200
Non-current asset additions during the year:
Total non-current asset additions	4,700	5,700
Operating segment | Marine Exhaust segment | Goodwill
Non-current asset additions during the year:
Total non-current asset additions	0	1,800
Operating segment | Marine Exhaust segment | Other intangible assets
Non-current asset additions during the year:
Total non-current asset additions	0	1,200
Operating segment | Marine Exhaust segment | Land and buildings
Non-current asset additions during the year:
Total non-current asset additions	0	1,100
Operating segment | Marine Exhaust segment | Vessels and capitalized dry-docking
Non-current asset additions during the year:
Total non-current asset additions	0	0
Operating segment | Marine Exhaust segment | Prepayments on vessels
Non-current asset additions during the year:
Total non-current asset additions	0	0
Operating segment | Marine Exhaust segment | Other non-current assets under construction
Tangible fixed assets
Other non-current assets under construction	4,500	0
Operating segment | Marine Exhaust segment | Other plant and operating equipment
Non-current asset additions during the year:
Total non-current asset additions	200	1,600
Intersegment elimination
Profit (loss), attributable to [abstract]
Revenue	(19,000)	(2,900)
Port expenses, bunkers, and commissions	0	0
Other cost of goods and services sold	13,900	2,400
Operating expenses	400	0
Profit from sale of vessels	0	0
Administrative expenses	0	0
Other operating income and expenses	0	0
Share of profit/(loss) from joint ventures	0	0
Impairment losses on tangible assets	0	0
Depreciation and amortization	0	0
Operating profit (EBIT)	(4,700)	(500)
Financial income	0	0
Financial expenses	0	0
Profit/(loss) before tax	(4,700)	(500)
Tax	0	0
Net profit/(loss) for the year	(4,700)	(500)
Intangible assets
Goodwill	0	0
Other intangible assets	0	0
Total intangible assets	0	0
Tangible fixed assets
Land and buildings	0	0
Vessels and capitalized dry-docking	(11,500)	(7,500)
Prepayments on vessels	0	0
Other non-current assets under construction	(300)	0
Other plant and operating equipment	0	0
Total tangible fixed assets	(11,800)	(7,500)
Financial assets
Investments in joint ventures	0	0
Loan receivables	0	0
Deferred tax asset	0	0
Other investments	0	0
Total financial assets	0	0
Total non-current assets	(11,800)	(7,500)
Current assets
Inventories	0	(100)
Trade receivables	(200)	(400)
Other receivables	0	0
Prepayments	0	0
Cash and cash equivalents incl. restricted cash	0	0
Current assets excluding assets held for sale	(200)	(500)
Non-current assets or disposal groups classified as held for sale or as held for distribution to owners	0	0
Total current assets	(200)	(500)
TOTAL ASSETS	(12,000)	(8,000)
EQUITY AND LIABILITIES
Equity	(5,200)	(500)
Non-current liabilities
Non-current tax liability related to held-over gains	0	0
Deferred tax liability	0	0
Borrowings	0	0
Other non-current liabilities	0	0
Total non-current liabilities	0	0
Current liabilities
Borrowings	0	0
Trade payables	0	(1,400)
Current tax liabilities	0	0
Other liabilities	(100)	(200)
Provisions	0	0
Prepayments from customers	(6,700)	(5,900)
Total current liabilities	(6,800)	(7,500)
Total liabilities	(6,800)	(7,500)
TOTAL EQUITY AND LIABILITIES	(12,000)	(8,000)
Non-current asset additions during the year:
Total non-current asset additions	(4,300)	(7,500)
Intersegment elimination | Goodwill
Non-current asset additions during the year:
Total non-current asset additions	0	0
Intersegment elimination | Other intangible assets
Non-current asset additions during the year:
Total non-current asset additions	0	0
Intersegment elimination | Land and buildings
Non-current asset additions during the year:
Total non-current asset additions	0	0
Intersegment elimination | Vessels and capitalized dry-docking
Non-current asset additions during the year:
Total non-current asset additions	(4,000)	(7,500)
Intersegment elimination | Prepayments on vessels
Non-current asset additions during the year:
Total non-current asset additions	0	0
Intersegment elimination | Other non-current assets under construction
Tangible fixed assets
Other non-current assets under construction	(300)	0
Intersegment elimination | Other plant and operating equipment
Non-current asset additions during the year:
Total non-current asset additions	$ 0	$ 0